Note 5 - Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Deferred federal income tax expense (benefit)		$ (767,176)	$ (93,745)
Deferred state income tax expense (benefit)		(225,399)	(32,634)
Total Income Tax Benefit Before Valuation Allowance		(992,575)	(126,379)
Valuation allowance		992,575	126,379
Total income tax expense (benefit)	$ 0	$ 0	$ 0